Stock Warrants and Earnouts - Additional Information (Detail) - USD ($)						3 Months Ended			6 Months Ended		12 Months Ended
	Jul. 06, 2021	Jul. 01, 2021	Mar. 19, 2021	Mar. 13, 2021	Mar. 12, 2021	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jun. 04, 2021	Feb. 26, 2021
Adjustments in warrants								$ 11,516,000	$ (9,237,000)	$ 10,981,000	$ 73,125,000	$ 875,000	$ 388,000
Number of days determining Earnout Triggering Event									10 days		10 days
Number of consecutive days determining Earnout Triggering Event									20 days		20 days
Class of warrants outstanding						39,249,702			39,249,702		38,761,031
Warrants Exercised									(16,258,978)
Tranche Three [Member]
Earnout Shares			9,000,000		9,000,000
Series H1 Redeemable Convertible Preferred Stock [Member]
Adjustment of common stock warrants issued											$ 22,400,000
Series H Redeemable Convertible Preferred Stock [Member]
Adjustment of common stock warrants issued												$ 900,000	$ 13,200,000
Common Stock [Member]
Stock that may be issued						27,000,000			27,000,000		27,000,000
Class of warrants outstanding						37,075,846			37,075,846		36,402,515	14,051,462
Common Stock [Member] | Legacy Chargepoint [Member]
Class of warrants outstanding						36,402,503			36,402,503
Warrants Exercised						587,880			1,685,185
Issuance of common stock upon exercise of warrants						558,100			1,480,080
Earnout Shares [Member]
Earnout liability				$ 743,700,000											$ 828,100
Earnout liability fair value															$ 828,200,000
Issuance Of Earnout Shares					18,000,000
Stock issued during period, shares, acquisitions				17,539,657
Estimated fair value of earn out liability					$ 242.6
Earnout Shares [Member] | Merger Agreement [Member]
Business combination, stock issued					9,000,000
Redeemable Convertible Preferred Stock Warrants [Member] | Series B D E Preferred Stock [Member]
Class of warrants outstanding						2,358,528			2,358,528
Preferred Stock [Member] | Legacy Chargepoint [Member]
Class of warrants outstanding						2,358,528			2,358,528
Gain [Member] | Earnout Shares [Member]
Adjustments in warrants							$ 84,400,000
Earnout Triggering Event [Member] | Share Price Greater Or Equal 15 USD [Member]
Share price triggering Earnout					$ 15.00						$ 15.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 20 USD [Member]
Share price triggering Earnout						$ 20.00			$ 20.00		20.00
Triggering Share price					$ 20.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member]
Share price triggering Earnout											$ 30.00
Earnout Triggering Event [Member] | Share Price Greater Or Equal 30 USD [Member] | Tranche Three [Member]
Share price triggering Earnout		$ 30.00
Issuance Of Earnout Shares		8,773,596
Earnout Shares									9,000,000
Earnout Triggering Event [Member] | Common Stock [Member]
Threshold triggering Share price					$ 30.00
Earnout Triggering Event [Member] | Common Stock [Member] | Share Price Greater Or Equal 15 USD [Member]
Earnout triggering share price						15.00			$ 15.00
Earnout Triggering Event [Member] | Common Stock [Member] | Share Price Greater Or Equal 30 USD [Member]
Triggering Share price						$ 30.00			$ 30.00
Earnout Triggering Event [Member] | Earnout Shares [Member]
Stock issuable value					$ 501,100,000
Private Placement Warrants [Member]
Days from which Warrants are exercisable									30 years
Proceeds from warrants exercised									$ 117,600,000
Initial measurements of fair value of warrant liability									127,900,000
Fair value adjustment of warrants						$ 3,800,000			$ 49,200,000
Class of warrants outstanding						2,173,856			2,173,856
Warrants Exercised									(4,347,712)
Public Warrants [Member]
Initial measurements of fair value of warrant liability									$ 153,700,000
Fair value adjustment of warrants						$ 14,300,000			$ 15,900,000
Class of warrants outstanding						0			0
Warrants Exercised									(10,226,081)
Class of warrants reedemption price per warrant	0.01
Number of warrants called for redemption														244,481
Class of warrants redeemed Or called during period	244,481